UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013
                                                   --------------

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [    ]  is a restatement.
                                        [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   D. Scott Foret
Title:  Chief Operating Officer
Phone:  (248) 283-2520

Signature, Place, and Date of Signing:


/s/ D. Scott Foret                  Birmingham, MI              April 15, 2013
------------------------            --------------             ----------------
D. Scott Foret                       City, State                     Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                            --------
Form 13F Information Table Entry Total:           22
                                            --------
Form 13F Information Table Value Total:     $407,677
                                            --------
                                           (thousands)


List of Other Included Managers:     NONE

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
                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                            Value    Shares/   Sh/ Put/ Invstmt  Other       Voting Authority
        Name of Issuer         Title of Class     CUSIP    (x1000)   Prn Amt   Prn Call Dscretn Managers   Sole   Shared   None
----------------------------  ----------------  ---------  -------  ---------  --- ---- ------- -------- ------   ------ -------
ISHARES INC                   MSCI FRNTR 100    464286145      896     30,516    SH        SOLE            3,682      0     26,834
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    JPMORGAN USD      464288281   47,623    404,856    SH        SOLE           25,717      0    379,139
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES SILVER TRUST          ISHARES           46428Q109      202      7,370    SH        SOLE                0      0      7,370
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    BARCLYS 20+ YR    464287432      253      2,149    SH        SOLE                0      0      2,149
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    IBOXX INV CPBD    464287242      220      1,835    SH        SOLE                0      0      1,835
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    INT PFD STK FD    46429B135   28,395  1,051,294    SH        SOLE           61,530      0    989,764
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    MSCI EMERG MKT    464287234   15,716    367,462    SH        SOLE           32,082      0    335,380
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    MSCI GRW IDX      464288885   17,533    276,995    SH        SOLE           24,593      0    252,402
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    MSCI VAL IDX      464288877   43,371    871,998    SH        SOLE           61,907      0    810,091
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    RUSSELL1000GRW    464287614   33,212    465,353    SH        SOLE           39,622      0    425,731
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    RUSSELL1000VAL    464287598   58,726    723,502    SH        SOLE           56,078      0    667,424
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    S&P GRWTH ALL     464289867      377     10,558    SH        SOLE                0      0     10,558
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
ISHARES TR                    S&P MODERATE      464289875    1,106     33,685    SH        SOLE                0      0     33,685
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100      207      5,464    SH        SOLE                0      0      5,464
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
POWERSHARES GLOBAL ETF        SOVEREIGN DEBT    73936T573      294      9,861    SH        SOLE                0      0      9,861
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886      281      7,186    SH        SOLE                0      0      7,186
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
SPDR GOLD TRUST               GOLD SHS          78463V107   41,672    269,778    SH        SOLE           18,290      0    251,488
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
SPDR INDEX SHS FDS            DJ INTL RL ETF    78463X863   53,261  1,238,339    SH        SOLE           80,295      0  1,158,044
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
SPDR SERIES TRUST             DB INT GVT ETF    78464A490   49,173    791,962    SH        SOLE           50,324      0    741,638
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
SPDR SERIES TRUST             BRCLY EM LOCL     78464A391      415     12,845    SH        SOLE                0      0     12,845
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
VANGUARD SCOTTSDALE FDS       LG-TERM COR BD    92206C813    6,814     76,409    SH        SOLE            2,377      0     74,032
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
VANGUARD SCOTTSDALE FDS       SHTRM GVT BD ETF  92206C409    7,930     98,704    SH        SOLE            2,624      0     96,080
----------------------------  ----------------  ---------  -------  ---------     --       ----          -------  -----  ---------
TOTAL                                                      407,677
----------------------------                               -------
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